CMA

CMA MONEY FUND

Semi-Annual Report






















September 30, 1996


MERRILL LYNCH
BULL LOGO





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



DEAR SHAREHOLDER:


For the six-month period ended September 30, 1996, CMA Money Fund paid shareholders a net annualized dividend of 4.85%.* As of September 30, 1996, the Fund's 7-day yield was 4.89%.

The average portfolio maturity for CMA Money Fund at September 30, 1996 was 72 days, compared to 48 days at March 31, 1996.

The Environment
Although the US stock and bond markets rallied late in the six-month period ended September 30, 1996, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. When the market seemed to have fully priced in a tightening, we increased the Fund's average life slightly by adding to positions in longer-term securities. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                      9/30/96    3/31/96

Bank Notes                              5.1%       4.3%
Certificates of Deposit                 0.9        0.3
Certificates of Deposit--European       3.5        1.4
Certificates of Deposit--Yankee*        2.2        1.3
Commercial Paper                       41.3       38.0
Corporate Notes                         3.5        5.6
Funding Agreements                      0.6        0.4
Master Notes                            2.3        2.2
Medium-Term Notes                       0.1        0.7
Repurchase Agreements                    --        1.9
Time Deposits                            --        0.2
US Government & Agency
Obligations--Discount Notes            10.3       16.4
US Government & Agency
Obligations--Non-Discount Notes        32.2       27.1
Liabilities in Excess of Other Assets  (2.0)        --
Other Assets Less Liabilities            --        0.2
                                       ------   ------
Total                                  100.0%   100.0%
                                       ======   ======

[FN]
*US branches of foreign banks.

In Conclusion
We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Kevin J. McKenna)
Kevin J. McKenna
Vice President and Portfolio Manager



October 30, 1996

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996   (IN THOUSANDS)

                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                    Bank Notes--5.1%

Abbey National       $575,000    5.378%   5/16/97  $   574,633
Treasury Services
PLC++

Bank of America,      100,000    5.65    12/11/96      100,011
Illinois

Bank of America       241,000    5.53    10/15/96      241,003
N.T. & S.A.

Bank One,             125,000    5.29     9/24/97      124,905
Columbus N.A.++

Bank One, Dayton       50,000    5.33     1/27/97       49,992
N.A.++

Colorado National     100,000    5.47     6/18/97       99,993
Bank of Denver++

Fifth Third Bank,      63,000    5.53     2/24/97       62,970
Cincinnati

First Bank N.A.,      100,000    5.47     6/18/97       99,993
Milwaukee++

First Bank System,     37,000    5.377   11/20/96       36,998
Inc.++                 50,000    5.377   12/17/96       49,997

KeyBank National      125,000    5.408    8/21/97      124,935
Association++

Morgan Guaranty        50,000    5.54     3/13/97       49,937
Trust

Wachovia Bank of      100,000    5.312    4/01/97       99,954
North Carolina,       150,000    5.347    4/03/97      149,930
N.A.++

Total Bank Notes (Cost--$1,865,249)                  1,865,251

                 Certificates of Deposit--0.9%

American Express       50,000    5.37    10/18/96       50,000
Centurion Bank         50,000    5.40    10/21/96       50,000

Chase Manhattan       100,000    5.60     3/03/97       99,967
Bank                   50,000    5.69     3/12/97       50,005

Morgan Guaranty       100,000    5.61     2/27/97       99,973
Trust Co.

Total Certificates of Deposit (Cost--$350,004)         349,945

             Certificates of Deposit--European--3.5%

ABN AMRO Bank         100,000    5.56    10/18/96      100,004
N.V., London           25,000    5.61     2/28/97       24,993
                       50,000    5.62     2/28/97       49,989

Australia & New        60,000    5.57     2/24/97       59,973
Zealand
Banking Group,         30,000    5.565    2/27/97       29,986
London                 30,000    5.65     3/27/97       30,000
                       30,000    5.615    4/02/97       29,987

Bayerische Hypotheken- 50,000    5.46    11/27/96       49,993
und-Wechsel Bank,     100,000    5.67    12/12/96      100,015
London

Bayerische Landesbank  25,000    5.52    12/11/96       24,996
Girozentrale,          75,000    5.68    12/17/96       75,014
London                 20,000    5.68     1/06/97       20,000
                       15,000    5.76     3/07/97       15,000

Bayerische             65,000    5.48    10/02/96       65,000
Vereinsbank AG,        10,000    5.56    10/18/96       10,000
London                 50,000    5.68    12/17/96       50,010

Deutsche Bank AG,      25,000    5.35    10/29/96       24,998
London

Kredietbank N.V.,      80,000    5.39    10/15/96       80,001
London


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

         Certificates of Deposit--European (concluded)

Landesbank Hessen-   $ 45,000    5.51 %  10/23/96  $    45,001
Thuringen
Girozentrale, London

National Westminster   50,000    5.56    10/16/96       50,002
Bank PLC, London

Svenska                20,000    5.42    11/20/96       19,998
Handelsbanken, Inc.,
London

Swiss Bank            250,000    5.56    10/15/96      250,008
Corporation, London

Toronto-Dominion       50,000    5.65     1/06/97       49,996
Bank, London           25,000    5.68     1/06/97       25,000

Total Certificates of Deposit--European
(Cost--$1,280,028)                                   1,279,964

            Certificates of Deposit--Yankee--2.2%

ABN AMRO Bank N.V.,    73,000    5.66    12/10/96       73,016
Chicago

Commerzbank AG,        92,000    5.36    10/07/96       92,000
NY                    100,000    5.39    11/04/96       99,985

Credit Agricole, NY    50,000    5.90     3/21/97       50,035

Deutsche Bank AG, NY   95,000    5.37    10/21/96       95,000
                       30,000    5.45    11/13/96       29,994

Royal Bank of Canada,  15,000    5.50    12/31/96       14,997
NY

Societe Generale, NY   70,000    5.38    11/13/96       69,988

Westdeutsche          150,000    5.36    10/17/96      150,000
Landesbank, NY         50,000    5.39    10/21/96       50,000

Westpac Banking        50,000    5.58    12/06/96       50,010
Corp., NY              50,000    5.63     2/28/97       49,990

Total Certificates of Deposit--Yankee
(Cost--$825,017)                                       825,015

                    Commercial Paper--41.3%

ABN-AMRO North         50,000    5.33    12/06/96       49,500
America Finance Inc.   60,000    5.45     2/28/97       58,616
                      140,000    5.44     4/01/97      136,072

ANZ (Delaware), Inc.   50,000    5.48     3/21/97       48,686

Abbey National North   75,000    5.30    11/29/96       74,329
America Corporation

Alberta, Province of   20,000    5.50    12/11/96       19,785
Canada

Allomon Funding        16,452    5.40    10/10/96       16,427
Corporation            10,548    5.40    10/21/96       10,515
                       18,000    5.38    10/24/96       17,935

Alpine Securitization  20,659    5.32    10/02/96       20,653
Corporation            20,000    5.35    10/02/96       19,994
                       75,000    5.31    10/07/96       74,923
                       34,341    5.40    11/18/96       34,089

American Express       75,000    5.29    10/03/96       74,967
Credit Corp.          250,000    5.32    10/07/96      249,738
                       75,000    5.30    11/22/96       74,402

Apreco, Inc.           30,000    5.35    10/25/96       29,889


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)
                                                 (IN THOUSANDS)

                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                    Commercial Paper (continued)

Asset                $196,845    5.30 %  10/01/96  $   196,816
Securitization         46,000    5.30    10/03/96       45,980
Cooperative Corp.      75,000    5.48    10/09/96       74,900
                      100,000    5.36    10/22/96       99,672
                       15,155    5.38    10/29/96       15,089
                       67,000    5.32    11/04/96       66,643

Associates            200,000    5.41    11/12/96      198,690
Corporation of         50,000    5.41    11/13/96       49,670
North America

Avco Financial         40,000    5.33    10/07/96       39,958
Services, Inc.         40,000    5.63     3/03/97       39,059

B.B.V. Finance         50,000    5.35    10/10/96       49,926
(Delaware), Inc.

BTR Dunlop Finance     50,000    5.30    10/01/96       49,993
Inc.

Banc One Corporation   45,000    5.40    11/13/96       44,703

Bank Austria          100,000    5.35    10/25/96       99,628
Finance, Inc.

Bank of Scotland       50,000    5.40     2/19/97       48,915
Treasury Services
PLC

Barclays U.S.         100,000    5.35    10/21/96       99,688
Funding Corporation

Bayer Corporation      90,000    5.30    10/22/96       89,706
                       30,000    5.40    11/07/96       29,826

Bear Stearns           50,000    5.30    10/01/96       49,993
Companies, Inc.       100,000    5.31    10/01/96       99,985
                       50,000    5.36    10/21/96       49,844
                       50,000    5.35    10/22/96       49,837
                       50,000    5.38    11/01/96       49,759

Beta Finance Inc.      30,000    5.29    10/23/96       29,897
                       43,500    5.50    12/09/96       43,046
                       29,000    5.50     3/12/97       28,278
                        7,000    5.50     3/18/97        6,819
                       50,000    5.45     3/24/97       48,663
                       40,500    5.45     3/28/97       39,392

CIT Group Holdings,   150,000    5.34    10/28/96      149,377
Inc., The

CS First Boston Inc.   15,000    5.34    10/07/96       14,984
                       20,000    5.30    10/22/96       19,935
                       44,000    5.40    10/29/96       43,809
                       31,000    5.35    11/01/96       30,853

                       40,000    5.41    11/14/96       39,730
CSW Credit, Inc.       18,900    5.38    10/04/96       18,889
                       13,000    5.32    10/09/96       12,983
                       37,000    5.47    10/11/96       36,940
                       33,400    5.50    10/21/96       33,293
                       15,300    5.35    10/30/96       15,232
                       11,500    5.37    11/04/96       11,440
                       10,400    5.40    11/04/96       10,345
                       10,500    5.35    11/06/96       10,442

                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 Commercial Paper (continued)

CXC Incorporated   $   40,000    5.31 %  10/04/96  $    39,976
                       50,000    5.31    10/08/96       49,941
                       40,000    5.38    10/11/96       39,934
                       40,000    5.37    10/16/96       39,905
                       25,000    5.47    10/16/96       24,941

Caisse                150,000    5.51    12/27/96      148,031
d'Amortissement        50,000    5.40     2/20/97       48,908
de la Dette Sociale    50,000    5.40     2/24/97       48,877
(CADES)               100,000    5.66     3/10/97       97,540

Caisse des Depots      27,000    5.32    10/03/96       26,988
et Consignations       70,000    5.37    10/08/96       69,916
                       80,000    5.35    10/17/96       79,798
                       22,945    5.40    11/07/96       22,814
                       50,000    5.44    12/02/96       49,530

Canadian Wheat Board   25,000    5.50     3/14/97       24,370

Chase Manhattan        75,000    5.35    12/23/96       74,060
Corporation           121,000    5.68     1/09/97      119,143

Cheltenham &           50,000    5.39    11/06/96       49,718
Gloucester PLC

Ciesco L.P.            30,000    5.33    10/01/96       29,996
                       25,000    5.33    10/02/96       24,993
                       22,000    5.31    10/04/96       21,987
                       40,600    5.35    10/04/96       40,575
                       25,000    5.33    10/07/96       24,974
                       31,100    5.32    10/15/96       31,031
                       50,000    5.35    10/22/96       49,837
                       50,000    5.35    10/24/96       49,822
                       72,000    5.40    11/18/96       71,471

Clipper Receivables    77,910    5.35    10/22/96       77,655
Corp.                  47,090    5.35    10/23/96       46,929

Commercial Credit      25,000    5.30    10/02/96       24,993
Corp.

Commonwealth Bank      50,000    5.37    10/15/96       49,888
of Australia           14,000    5.38     2/12/97       13,711
                       11,000    5.45     3/27/97       10,701

Corporate Asset        50,000    5.30    10/10/96       49,926
Funding Co. Inc.       70,000    5.30    10/18/96       69,813

Corporate Receivables  58,800    5.45    10/01/96       58,791
Corp.                  50,000    5.38    10/10/96       49,925
                       50,000    5.37    10/21/96       49,843
                       25,000    5.37    10/22/96       24,918
                       54,600    5.36    11/01/96       54,340
                       30,000    5.40    11/13/96       29,802
                       25,000    5.42    11/13/96       24,835
                       60,000    5.42    11/18/96       59,559

Creditanstalt          35,000    5.37    10/07/96       34,963
Finance, Inc.

Daimler-Benz North     37,000    5.34    11/04/96       36,803
America Corp.          41,800    5.40    11/04/96       41,577
                       50,000    5.44    12/04/96       49,515

Deer Park Refining     20,650    5.35    10/21/96       20,586
L.P.


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)
                                                (IN THOUSANDS)

                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 Commercial Paper (continued)

Delaware Funding    $  14,128    5.38 %  10/03/96  $    14,122
Corp.                  41,500    5.35    10/08/96       41,451
                      243,500    5.35    10/15/96      242,957

Du Pont (E.I.) de      50,000    5.37    10/28/96       49,791
Nemours & Co.

ESC Securitization     25,000    5.33    10/01/96       24,996
Inc.

Eiger Capital          25,090    5.30    10/09/96       25,057
Corporation           100,000    5.29    10/25/96       99,628
                       50,926    5.40    11/08/96       50,628
                       60,000    5.40    11/12/96       59,607
                       63,974    5.40    11/13/96       63,552

Electricite de France  41,500    5.50    12/30/96       40,937
Service Nationale

Eureka Securitization  30,000    5.40    10/11/96       29,951
Inc.                   20,000    5.47    10/11/96       19,967
                       25,000    5.35    10/21/96       24,922
                       25,000    5.37    11/04/96       24,869

Falcon Asset           90,000    5.35    10/15/96       89,799
Securitization Corp.   19,000    5.37    10/15/96       18,957
                       27,335    5.37    10/16/96       27,270
                       36,025    5.37    10/17/96       35,934
                       26,950    5.40    11/07/96       26,796

Fleet Funding Corp.    25,238    5.37    10/21/96       25,159
                       50,347    5.39    10/28/96       50,136

Ford Credit Europe     20,000    5.32    10/07/96       19,979
PLC                    25,000    5.49     3/24/97       24,332

Ford Motor Credit Co.  34,500    5.32    10/07/96       34,464
                      200,000    5.33    10/11/96      199,673
                      200,000    5.33    10/15/96      199,554
                       65,000    5.37    10/28/96       64,729
                      200,000    5.48     3/24/97      194,653

France Telecom          9,000    5.35    10/01/96        8,999
                       24,450    5.35    10/03/96       24,439
                       41,550    5.37    10/21/96       41,420

Gannett Co., Inc.     200,000    5.47    10/16/96      199,524

General Electric      150,000    5.32    10/03/96      149,934
Capital Corp.         150,000    5.29    10/07/96      149,846
                      450,000    5.29    10/08/96      449,471
                      150,000    5.32    10/08/96      149,820
                      150,000    5.32    10/09/96      149,799
                      200,000    5.29    10/10/96      199,706
                      230,000    5.45     3/26/97      223,780
                      150,000    5.69     5/12/97      144,773

General Electric       50,000    5.32    10/08/96       49,940
Capital Services Inc.  50,000    5.45     3/26/97       48,648


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 Commercial Paper (continued)

General Motors     $   75,000    5.50 %  10/21/96  $    74,766
Acceptance Corp.      150,000    5.40    10/23/96      149,483
                       50,000    5.50    10/23/96       49,829
                       26,500    5.50    10/24/96       26,405
                       75,000    5.50    10/25/96       74,721
                       50,000    5.55    10/28/96       49,792
                       10,000    5.38    11/04/96        9,947
                      113,500    5.34    11/07/96      112,843
                      200,000    5.42    11/12/96      198,691

Generale Bank, Inc.    25,000    5.38    10/03/96       24,989
                       25,000    5.38    10/04/96       24,985

Glaxo Wellcome PLC     23,000    5.35    10/21/96       22,928

Goldman Sachs         270,000    5.68     1/06/97      265,980
Group, L.P.

Greenwich Funding      25,000    5.32    10/02/96       24,993
Corp.                  80,000    5.37    10/09/96       79,893
                       10,877    5.35    10/15/96       10,853
                       15,000    5.46    10/21/96       14,953
                       18,538    5.30    10/22/96       18,478
                       14,084    5.35    10/23/96       14,036
                       10,000    5.35    10/24/96        9,964
                       30,000    5.38    10/28/96       29,874
                       15,044    5.40    10/31/96       14,974
                       30,422    5.30    11/25/96       30,168

Heinz (H.J.) Company   22,000    5.36    10/31/96       21,898

International Lease    25,000    5.33    10/03/96       24,989
Finance Corp.

International          34,952    5.475   10/15/96       34,874
Securitization         10,650    5.475   10/16/96       10,625
Corporation            30,000    5.50    10/22/96       29,899
                       10,132    5.48    12/10/96       10,025
                       13,854    5.48    12/13/96       13,701

Internationale         57,000    5.37    10/15/96       56,872
Nederlanden (U.S.)
Funding Corp.

Kingdom of Sweden      13,245    5.30    10/03/96       13,239
                       61,755    5.30    10/04/96       61,718
                       25,000    5.29    10/18/96       24,933
                       98,000    5.29    10/21/96       97,694
                       50,000    5.30    11/20/96       49,616
                       25,000    5.30    11/25/96       24,791
                       10,000    5.51    12/16/96        9,885
                       12,000    5.38     2/07/97       11,762
                       45,000    5.37     2/18/97       44,031
                       10,000    5.50     3/12/97        9,751


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)
                                                (IN THOUSANDS)


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 Commercial Paper (continued)

Korea Development  $   47,000    5.34 %  11/13/96  $    46,690
Bank                   38,735    5.50    12/05/96       38,354

Kredietbank North      45,000    5.35    10/21/96       44,860
American Finance
Corp.

Lilly (Eli) &          30,000    5.33    11/04/96       29,840
Company, Inc.

MCI Communications     98,000    5.35    10/17/96       97,752
Corporation

Matterhorn Capital     29,125    5.29    10/21/96       29,034
Corp.

McKenna Triangle       25,000    5.30    10/04/96       24,985
National Corp.         10,000    5.30    10/08/96        9,988
                       58,372    5.30    10/15/96       58,242
                       25,000    5.35    10/16/96       24,941
                       15,000    5.29    10/29/96       14,935
                       32,000    5.40    11/12/96       31,791
                       40,000    5.40    11/13/96       39,736
                       44,000    5.29    11/18/96       43,677

Mont Blanc Capital     22,985    5.36    10/25/96       22,899
Corp.

Monte Rosa Capital     40,003    5.35    10/17/96       39,902
Corp.                  31,007    5.35    10/21/96       30,910

Morgan Stanley         50,000    5.31    10/07/96       49,948
Group, Inc.           139,000    5.32    10/09/96      138,814
                       50,000    5.27    10/22/96       49,839
                       25,000    5.29    11/19/96       24,812
                       50,000    5.29    11/20/96       49,616
                       86,000    5.48    12/04/96       85,166

National Australia     85,000    5.38     1/13/97       83,644
Funding (Delaware)
Inc.

National Fleet         35,000    5.37    10/15/96       34,922
Funding Corporation    15,000    5.35    10/16/96       14,964

National Rural         20,000    5.32    10/03/96       19,991
Utilities Cooperative  55,000    5.35    10/16/96       54,869
Finance Corp.

NationsBank Corp.     100,000    5.40    11/05/96       99,452

New Center            100,000    5.51    12/20/96       98,792
Asset Trust           150,000    5.44     1/06/97      147,766
                       95,000    5.40     2/07/97       93,113
                      105,000    5.43     2/14/97      102,802
                      200,000    5.49     3/19/97      194,806

Nomura Holding         50,000    5.36    11/01/96       49,760
America, Inc.          25,000    5.36    11/05/96       24,863

Oesterreichische       35,000    5.51    12/10/96       34,629
Kontrollbank AG

PHH Corporation        50,000    5.35    10/17/96       49,874

Preferred Receivables  17,675    5.38    10/08/96       17,654
Funding Corp.          10,050    5.37    10/10/96       10,035
                      195,000    5.35    10/15/96      194,565
                       41,850    5.37    10/15/96       41,756
                       45,675    5.35    10/16/96       45,566
                       65,350    5.37    10/16/96       65,194
                       19,650    5.35    10/22/96       19,586


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 Commercial Paper (concluded)

RTZ America Inc.   $   24,100    5.38 %  10/15/96  $    24,046
                       12,850    5.36    10/16/96       12,819
                       25,200    5.36    10/18/96       25,132
                       20,000    5.37    10/21/96       19,937

Receivables Capital    32,304    5.28    10/03/96       32,290
Corp.                  21,769    5.32    10/03/96       21,759
                       41,757    5.28    10/04/96       41,733
                       15,499    5.30    10/04/96       15,490
                       23,487    5.28    10/07/96       23,463
                       24,000    5.32    10/11/96       23,961

Reed Elsevier Inc.     15,000    5.40    11/04/96       14,920

Rexam PLC              12,256    5.42    11/06/96       12,187
                       26,590    5.29    11/13/96       26,415
                       12,165    5.32    11/13/96       12,085

Santander Finance      25,000    5.30    11/27/96       24,784
(Delaware), Inc.

Sheffield Receivables  61,720    5.38    10/07/96       61,655
Corp.                  68,348    5.35    10/15/96       68,196
                       41,520    5.37    10/15/96       41,427
                       27,990    5.35    10/16/96       27,923

Societe Generale       50,000    5.40    11/12/96       49,673
N.A., Inc.

Svenska                64,000    5.47    12/06/96       63,360
Handelsbanken, Inc.

Three Rivers           50,000    5.39    10/21/96       49,843
Funding Corp.

Toshiba America,       10,000    5.42    11/08/96        9,941
Inc.

Transamerica           67,350    5.65     3/05/97       65,745
Finance
Corporation

Vattenfall Treasury    25,000    5.50    12/18/96       24,705
Inc

WCP Funding Inc.       20,000    5.33    10/07/96       19,979
                       19,800    5.40    11/05/96       19,692
                       25,500    5.40    11/12/96       25,333
                       34,700    5.42    11/13/96       34,471

Western Australia      23,000    5.29    10/24/96       22,918
Treasury Corp.

Westpac Capital        25,000    5.29    10/25/96       24,907
Corporation            50,000    5.36    11/08/96       49,703
                       75,000    5.51    12/12/96       74,183

Windmill Funding       25,619    5.38    10/03/96       25,608
Corp.                  35,361    5.32    10/08/96       35,319
                       19,000    5.38    10/10/96       18,972
                       71,108    5.35    10/17/96       70,928
                       49,000    5.35    10/21/96       48,847
                       34,000    5.35    10/25/96       33,874
                       11,912    5.35    11/05/96       11,847

Wool International     40,000    5.38     2/07/97       39,206

Xerox Corp.            62,975    5.40    11/04/96       62,639

Xerox Credit Corp.     14,000    5.40    11/05/96       13,923

Total Commercial Paper
(Cost--$15,220,247)                                 15,220,285


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)
                                                (IN THOUSANDS)

                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                    Corporate Notes--3.5%

CIT Group Holdings, $ 200,000    5.30%   12/23/96  $   199,956
Inc. (The)++          100,000    5.30     2/06/97       99,973

PHH Corp.++           175,000    5.403   12/13/96      174,986
                       75,000    5.44     3/25/97       74,986

SMM Trust 1995--Q++   346,000    5.503    1/08/97      346,000

Short Term Card       400,000    5.513    1/15/97      400,000
Account Trust 1995
--I++

Total Corporate Notes
(Cost--$1,295,880)                                   1,295,901

                    Funding Agreements++--0.6%

Transamerica Life     150,000    5.421    4/15/97      150,000
Insurance &            25,000    5.421    8/01/97       25,000
Annuity Company        50,000    5.421    9/12/97       50,000

Total Funding Agreements
(Cost--$225,000)                                       225,000

                      Master Notes++--2.3%

Goldman Sachs         300,000    5.45    11/08/96      300,000
Group, L.P.           400,000    5.421   11/29/96      400,000
                      130,000    5.45     5/01/97      130,000

Total Master Notes
(Cost--$830,000)                                       830,000

                    Medium-Term Notes--0.1%

General Electric       10,000    4.92     2/10/97        9,967
Capital Corp.          10,000    4.893    2/14/97        9,966

Total Medium-Term Notes (Cost--$19,938)                 19,933

            US Government & Agency Obligations--
                    Discount Notes--10.3%

Federal Home           44,945    5.27    10/17/96       44,833
Loan Banks             20,000    5.26    12/03/96       19,813
                       72,445    5.39    12/31/96       71,473
                       20,000    5.27     3/27/97       19,472
                       15,000    5.39     8/08/97       14,285

Federal Home Loan      95,600    5.30    10/02/96       95,572
Mortgage Corp.         20,000    5.27    10/09/96       19,974
                       24,775    5.27    10/16/96       24,717
                       51,541    5.29    10/17/96       51,412
                       57,191    5.28    10/18/96       57,040
                      111,370    5.29    10/18/96      111,075
                       19,200    5.29    10/21/96       19,141
                       78,000    5.30    11/05/96       77,583
                       95,500    5.32    11/13/96       94,879

Federal National      100,000    5.32    10/02/96       99,970
Mortgage Association   36,000    5.27    10/11/96       35,942
                       11,000    5.26    10/18/96       10,971
                       16,240    5.42    12/06/96       16,081
                      100,000    5.29     1/28/97       98,223
                      150,000    5.26     2/03/97      147,202
                       47,500    5.31     4/04/97       46,194


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 US Government & Agency Obligations--
                    Discount Notes (concluded)

US Treasury Bills  $   50,000    4.62 %  11/14/96  $    49,684
                      260,000    4.67    11/14/96      258,359
                       50,000    4.69    11/14/96       49,684
                      100,000    4.70    11/14/96       99,369
                      400,000    4.715   11/14/96      397,475
                      100,000    4.72    11/14/96       99,369
                      325,000    4.545    2/06/97      319,073
                      410,000    4.55     2/06/97      402,522
                      100,000    4.552    2/06/97       98,176
                       90,000    4.555    2/06/97       88,358
                      105,000    4.557    2/06/97      103,085
                       50,000    4.56     2/06/97       49,088
                      150,000    4.565    2/06/97      147,264
                      100,000    5.305    8/21/97       95,134
                      100,000    5.31     8/21/97       95,134
                      100,000    5.315    8/21/97       95,134
                      100,000    5.32     8/21/97       95,134
                      100,000    5.33     8/21/97       95,134

Total US Government & Agency Obligations--
Discount Notes (Cost--$3,816,212)                    3,813,028

                 US Government & Agency Obligations--
                    Non-Discount Notes--32.2%

Federal Farm           15,000    5.17    10/01/96       15,000
Credit Bank            34,000    5.22++   1/13/97       33,986
                      140,000    5.30++   3/14/97      139,954
                      100,000    5.20++   3/19/97       99,927
                      230,000    5.85    10/01/97      230,046
                      125,000    5.31++   2/02/98      124,953
                       85,000    5.28++   3/02/98       84,932
                       95,000    6.24     5/07/98       94,848

Federal Home           38,500    5.67++  12/23/96       38,504
Loan Banks             61,570    6.18    10/02/97       61,527
                       25,000    5.60++   1/26/98       24,893
                       50,000    5.60++   1/29/98       49,784

Federal Home Loan      50,000    5.50++   9/30/97       49,971
Mortgage Corp.

Federal National      175,000    5.294++ 10/11/96      174,993
Mortgage              624,000    5.405++ 10/11/96      624,000
Association           220,000    5.22++  10/15/96      219,995
                      163,000    5.38++  11/04/96      163,000
                      200,000    5.28++  12/19/96      199,968
                      445,000    5.54++   2/21/97      445,000
                       80,000    5.30++   3/14/97       80,000
                      100,000    5.30++   3/19/97       99,966
                       75,000    5.245++  3/25/97       74,981
                      250,000    5.22++   3/27/97      249,941
                      266,000    5.333++  4/15/97      265,847
                      305,000    5.258++  4/28/97      304,881
                      200,000    5.24++   4/29/97      199,882
                      150,000    5.52++   5/01/97      149,939


CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONCLUDED)
                                                (IN THOUSANDS)

                      Face     Interest Maturity       Value
Issue                Amount     Rate*     Date       (Note 1a)

                 US Government & Agency Obligations--
                    Non-Discount Notes (continued)

Federal National    $ 171,000    5.353++% 5/14/97  $   170,907
Mortgage              200,000    5.70++   5/19/97      200,000
Association           475,000    5.353++  5/22/97      474,793
(concluded)           555,000    5.50++   7/16/97      554,703
                      290,000    5.52++   8/01/97      289,895
                      200,000    5.30++   8/07/97      199,822
                      350,000    5.52++   8/22/97      349,816
                      215,000    5.51++   9/03/97      214,854
                      170,000    5.51++   9/09/97      169,891
                      162,000    5.51++   9/29/97      161,904
                      296,000    5.495++ 10/20/97      295,740
                      116,675    5.79    11/14/97      116,372
                      200,000    5.33++   1/06/98      199,929
                      190,000    5.19     1/08/98      187,910

Student Loan          355,000    5.38++  10/04/96      355,000
Marketing              52,000    5.44++  10/10/96       52,000
Association           150,000    5.68++   1/14/97      150,000
                        7,095    5.72++   1/23/97        7,096
                       34,230    7.875    2/03/97       34,476
                       38,480    5.745++  2/14/97       38,501
                       77,500    5.57++   8/04/97       77,486
                      305,000    5.40++  10/01/97      304,818


                       Face    Interest   Maturity      Value
Issue                 Amount     Rate*      Date      (Note 1a)

                 US Government & Agency Obligations--
                    Non-Discount Notes (concluded)

Student Loan       $   90,000    5.47++% 10/03/97  $    89,948
Marketing             100,000    5.74    10/03/97       99,900
Association            44,215    5.49++  10/14/97       44,155
(concluded)            54,500    5.53++  10/17/97       54,450
                       23,175    5.67++  10/30/97       23,187
                      133,000    5.62++   2/17/98      132,988

US Treasury Notes     150,000    7.25    11/15/96      150,376
                      330,000    6.50     4/30/97      331,753
                    1,150,000    6.50     5/15/97    1,156,109
                      150,000    8.50     7/15/97      153,141
                      261,000    5.00     1/31/98      257,819
                       50,000    6.25     7/31/98       50,125
                      400,000    6.00     9/30/98      399,250

Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$11,855,885)              11,849,832

Total Investments
(Cost $37,583,460)--102.0%                          37,574,154

Liabilities in Excess of Other Assets--(2.0%)         (745,678)
                                                   -----------
Net Assets--100.0%                                 $36,828,476
                                                   ===========

[FN]
 *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at September 30, 1996.
++Variable Rate Notes.

  See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1996
Assets:
Investments, at value (identified cost--$37,583,460,233++) (Note 1a)                                    $ 37,574,154,034
Cash                                                                                                             500,715
Receivables:
 Securities sold                                                                     $    451,967,419
 Interest                                                                                 177,834,241        629,801,660
                                                                                     ----------------
Prepaid registration fees and other assets (Note 1d)                                                          32,612,438
                                                                                                        ----------------
Total assets                                                                                              38,237,068,847
                                                                                                        ----------------
Liabilities:
Payables:
 Securities purchased                                                                   1,382,691,018
 Investment adviser (Note 2)                                                               11,892,388
 Distributor (Note 2)                                                                       9,040,099
 Beneficial interest redeemed                                                                   4,743      1,403,628,248
                                                                                     ----------------
Accrued expenses and other liabilities                                                                         4,965,084
                                                                                                        ----------------
Total liabilities                                                                                          1,408,593,332
                                                                                                        ----------------
Net Assets                                                                                              $ 36,828,475,515
                                                                                                        ================
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                              $  3,683,778,171
Paid-in capital in excess of par                                                                          33,154,003,543
Unrealized depreciation on investments--net                                                                   (9,306,199)
                                                                                                        ----------------
Net Assets--Equivalent to $1.00 per share based on 36,837,781,714 shares of
beneficial interest outstanding                                                                         $ 36,828,475,515
                                                                                                        ================

++Cost for Federal income tax purposes. As of September 30, 1996, net unrealized depreciation for Federal income tax purposes amounted to $9,306,199, of which $1,161,581 related to appreciated securities and $10,467,780 related to depreciated securities.

  See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                $  1,003,185,711

Expenses:
Investment advisory fees (Note 2)                                                    $     69,885,965
Distribution fees (Note 2)                                                                 22,872,322
Transfer agent fees (Note 2)                                                                6,359,890
Registration fees (Note 1d)                                                                 1,806,772
Interest expense                                                                            1,618,769
Accounting services (Note 2)                                                                  524,405
Custodian fees                                                                                367,246
Printing and shareholder reports                                                              254,179
Professional fees                                                                              82,982
Trustees' fees and expenses                                                                    36,464
Other                                                                                         219,165
                                                                                     ----------------
Total expenses                                                                                               104,028,159
                                                                                                        ----------------
Investment income--net                                                                                       899,157,552
Realized Gain on Investments--Net (Note 1c)                                                                    2,312,327

Change in Unrealized Depreciation on Investments--Net                                                          7,838,463
                                                                                                        ----------------
Net Increase in Net Assets Resulting from Operations                                                    $    909,308,342
                                                                                                        ================

See Notes to Financial Statements.


CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the Six           For the
                                                                                       Months Ended         Year Ended
Increase (Decrease) in Net Assets:                                                  September 30, 1996    March 31, 1996
Operations:
Investment income--net                                                               $    899,157,552   $  1,743,074,692
Realized gain on investments--net                                                           2,312,327         18,808,723
Change in unrealized depreciation on investments--net                                       7,838,463         (9,344,275)
                                                                                     ----------------   ----------------
Net increase in net assets resulting from operations                                      909,308,342      1,752,539,140
                                                                                     ----------------   ----------------
Dividends and Distributions to Shareholders (Note 1e):
Investment income--net                                                                   (899,157,552)    (1,743,074,692)
Realized gain on investments--net                                                          (2,312,327)       (18,808,723)
                                                                                     ----------------   ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                          (901,469,879)    (1,761,883,415)
                                                                                     ----------------   ----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                       71,923,663,021    139,092,550,999
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                       899,635,436      1,758,190,139
                                                                                     ----------------   ----------------
                                                                                       72,823,298,457    140,850,741,138
Cost of shares redeemed                                                               (72,925,519,763)  (132,985,300,190)
                                                                                     ----------------   ----------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                    (102,221,306)     7,865,440,948
                                                                                     ----------------   ----------------
Net Assets:
Total increase (decrease) in net assets                                                   (94,382,843)     7,856,096,673
Beginning of period                                                                    36,922,858,358     29,066,761,685
                                                                                     ----------------   ----------------
End of period                                                                        $ 36,828,475,515   $ 36,922,858,358
                                                                                     ================   ================

See Notes to Financial Statements.


CMA MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have
been derived from information provided in the
financial statements.                              For the Six
                                                   Months Ended                 For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:           Sept. 30, 1996       1996          1995          1994           1993
Per Share Operating Performance:
Net asset value, beginning of period                $      1.00   $      1.00   $      1.00   $      1.00    $      1.00
                                                    -----------   -----------   -----------   -----------    -----------
Investment income--net                                    .0245         .0529         .0437         .0276          .0309
Realized and unrealized gain (loss) on
investments--net                                          .0003         .0003         .0005        (.0005)         .0019
                                                    -----------   -----------   -----------   -----------    -----------
Total from investment operations                          .0248         .0532         .0442         .0271          .0328
                                                    -----------   -----------   -----------   -----------    -----------
Less dividends and distributions:
 Investment income--net                                  (.0245)       (.0529)       (.0437)       (.0276)        (.0309)
 Realized gain on investments--net                       (.0001)       (.0006)       (.0003)       (.0003)        (.0015)
                                                    -----------   -----------   -----------   -----------    -----------
Total dividends and distributions                        (.0246)       (.0535)       (.0440)       (.0279)        (.0324)
                                                    -----------   -----------   -----------   -----------    -----------
Net asset value, end of period                      $      1.00   $      1.00   $      1.00   $      1.00    $      1.00
                                                    ===========   ===========   ===========   ===========    ===========
Total Investment Return                                   4.85%*        5.51%         4.50%         2.82%          3.30%
                                                    ===========   ===========   ===========   ===========    ===========
Ratios to Average Net Assets:
Expenses                                                   .56%*         .56%          .56%          .55%           .55%
                                                    ===========   ===========   ===========   ===========    ===========
Investment income and realized gain on
investments--net                                          4.85%*        5.35%         4.42%         2.79%          3.25%
                                                    ===========   ===========   ===========   ===========    ===========
Supplemental Data:
Net assets, end of period (in thousands)            $36,828,476   $36,922,858   $29,066,762   $27,071,882    $27,093,682
                                                    ===========   ===========   ===========   ===========    ===========

*Annualized.

 See Notes to Financial Statements.



CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.


CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.



CMA MONEY FUND

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Kevin J. McKenna--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].